Schedule of revenue by geographical analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	£ 578	£ 180	£ 312
Continuing operations [member]
IfrsStatementLineItems [Line Items]
Revenue	578	180	312
Continuing operations [member] | U K [Member]
IfrsStatementLineItems [Line Items]
Revenue	0	4	197
Continuing operations [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Revenue			55
Continuing operations [member] | Rest of the world [member]
IfrsStatementLineItems [Line Items]
Revenue	0	62	60
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue			312
Discontinued operations [member] | BELGIUM
IfrsStatementLineItems [Line Items]
Revenue	578	£ 114	£ 0
Discontinued operations [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Revenue	£ 0